Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Net current tax assets / (liabilities) in the opening balance	€ (244)	€ (545)
Cash tax payments / (reimbursements)	1,022	1,028	€ (1,160)
Change in income statement	(1,168)	(750)	1,245
Change in retained earnings	(2)	29	(2)
Changes in the scope of consolidation		1
Translation adjustment	2	(7)	4
Reclassifications and other items	1		(4)
Net current tax assets / (liabilities) in the closing balance	€ (389)	€ (244)	€ (545)